RELATED PARTY TRANSACTIONS (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 1,475,149	$ 72,774	$ 3,064,587
Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	1,475,149	72,774	3,064,587
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	68,336	31,729	34,085
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	364,537	41,045	2,151,391
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	972,508	0	0
New Huake [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 69,768	$ 0	$ 879,111